Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

3. Variable Interest Entities

The Group conducts substantially all of its operations through Focus Media Technology (Shanghai) Co., Ltd. and its subsidiaries (hereinafter collectively referred as “the PRC operating subsidiaries”). Due to PRC government restrictions that apply to foreign investment in China’s advertising industry, prior to the PRC operating subsidiaries obtaining the required licenses, the Group’s advertising business was historically conducted through contractual arrangements among the PRC operating subsidiaries and the VIEs, and their respective shareholders. Each of the contractual arrangements with the VIEs and their respective shareholders may only be amended with the approval of the Company’s audit committee or another independent body of the board of directors of the Company, and may be terminated by an agreement of all parties thereto. In 2012, the Group converted certain PRC operating affiliates, which were VIEs into directly owned PRC operating subsidiaries. Revenues attributable to VIEs accounted for 4.2%, 1.5%, and 0.5% of the Company’s consolidated net revenues for the year ended December 31, 2010, 2011 and 2012, respectively.

The following is a summary of the material provisions of these agreements.

Transfer of Ownership When Permitted By Law

The equity owners of the relevant VIEs have granted the relevant PRC operating subsidiary or its designee an exclusive option to purchase all or part of their equity interests in the relevant VIEs, or all or part of the assets of the relevant VIEs, for a purchase price equal to the registered capital of the relevant VIEs, or such higher price as required under PRC laws at the time of such purchase, at any time determined by the relevant PRC operating subsidiary and to the extent permitted by PRC law. The call option agreement will terminate when the equity interests in the VIEs is legally transferred to the relevant PRC operating subsidiaries.

Voting Arrangements

The equity owners of the VIEs have granted an individual designated by the relevant PRC operating subsidiaries the right to appoint all of the directors and senior management of the VIEs and all of their other voting rights as shareholders of the VIEs, as provided under the articles of association of each such entity, to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and distributing dividends or other proceeds from the VIEs. The agreement is valid for twenty years and shall be automatically renewed for another one year when the term (whether original or extended, if applicable) of the agreement is due.

Equity Pledge Agreements

The equity owners pledge their respective equity interest in the relevant VIEs, to certain of the PRC operating subsidiaries to secure their obligations under the respective loan agreements between the relevant shareholder and PRC operating subsidiary, for the sole purpose of contributing or increasing the registered capital of the VIEs, and acquiring certain of the Company’s regional distributors, respectively. Under these equity pledge agreements, each relevant shareholder has agreed not to transfer, assign, pledge or otherwise dispose of their interest in the relevant VIE, without the prior written consent of the relevant PRC operating subsidiary. The equity pledge agreement is continuously effective until the full performance of the contractual obligations or the full repayment of the guaranteed liabilities as described in such agreement.

Loan Agreements

Loans were provided to the equity owners of the VIEs solely for the purpose of establishing or increasing the registered capital of the VIEs. The loans were granted without interest. The loans have 10-year or 15-year duration and cannot be repaid before maturity without written approval from the lenders.

Risks in Relation to the VIE Structure

The Company has concluded that these contractual arrangements are legally enforceable and provide the Company with effective control of the VIEs. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

•                 The VIEs and their respective shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•                 The VIEs or their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•                 The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity pledge agreements may not be properly registered or may be deemed improperly registered or the VIEs or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•                 The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•                 It may be difficult to finance the VIEs by means of loans or capital contributions. Loans from the Group’s offshore parent company to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain. Because the VIEs are domestic PRC enterprises owned by nominee shareholders, the Group’s not likely to finance their activities by means of direct capital contributions as well.

These contractual agreements provide the Company effective control over the VIEs.

The call option agreements and voting arrangements provide the PRC Operating Subsidiaries effective control over the VIEs, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through its PRC Operating Subsidiaries, has (1) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIE, it has been deemed to be the primary beneficiary of the VIEs and has consolidated the respective VIEs since the date of execution of such agreements.

The Company has not provided financial or other support during the periods presented to the VIEs that was not previously contractually required to provide.

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	December 31,
	2011	2012
Cash and cash equivalents	$31,489,211	$3,569,002
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	4,465,802	484,869
Rental deposits	7,890,513	5,008,834
Other current assets	1,607,836	732,515

Total current assets	$45,453,362	$9,795,220
Rental deposits	2,799,863	1,552,404
Equipment, net	5,874,342	1,956,549
Acquired intangible assets, net	2,366,486	152,547
Goodwill (Note 1)	404,623,715	10,220,065
Other long-term assets	630,394	42,116

Total long-term assets	$416,294,800	$13,923,681

Total assets	$461,748,162	$23,718,901

Accounts payable	4,321,376	493,885
Accrued expenses and other current liabilities	16,878,170	9,328,748
Income taxes payable	3,051,811	3,575,786
Deferred tax liabilities	1,753,744	899,788

Total current liabilities	26,005,101	14,298,207
Total long-term liabilities	$791,750	$—

Total liabilities	$26,796,851	$14,298,207

	For the ended December 31,
	2010	2011	2012
Net revenues	$21,491,910	$11,550,022	$4,750,718
Gross loss	(19,019,078)	(22,512,385)	(17,072,713)
Net loss	$(35,930,035)	$(41,077,487)	$(26,973,766)

Note 1: In 2012, the Group converted certain PRC operating affiliates, which were VIEs into directly owned PRC operating subsidiaries, therefore the goodwill associated with acquisitions of the PRC operating affiliates in the early stages of the Group’s corporate history decreased from $404.6 million, as of December 31, 2011, to $10.2 million, as of December 31, 2012.